Other provisions, other current liabilities and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Provisions
Contract-related provisions	$ 590	$ 443
Restructuring and restructuring- related provisions	277	334
Provisions for contractual penalties and compliance and litigation matters	209	209
Provision for insurance-related reserves	166	153
Other	130	138
Total	1,372	1,277
Other current liabilities
Employee-related liabilities	1,506	1,439
Accrued expenses	546	389
Non-trade payables	477	454
Accrued customer rebates	299	230
Other tax liabilities	277	274
Income taxes payable	260	313
Derivative liabilities (see Note 6)	192	207
Accrued interest	73	61
Deferred income	36	33
Pension and other employee benefits (see Note 17)	34	40
Other	80	69
Total	3,780	3,509
Other non-current liabilities:
Income tax related liabilities	1,111	1,197
Provisions for contractual penalties and compliance and litigation matters	132	137
Non-current deposit liabilities	91	95
Employee-related liabilities	74	70
Environmental provisions	56	53
Derivative liabilities (see Note 6)	37	70
Deferred income	12	11
Other	176	216
Total	$ 1,689	$ 1,849